Banking facilities (Details 1)	Mar. 31, 2021	Mar. 31, 2020
Banking Facilities
Weighted average interest rate bank overdrafts	6.00%	6.00%
Weighted average interest rate notes payable	2.85%	4.71%
Term loan	2.78%	4.06%
Revolving loan	2.50%	4.29%